UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2014

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

II	Western Asset Managed Municipals Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. Toward the beginning of the six months ended August 31, 2014 (the “reporting period”), the severe winter weather played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the final estimate for second quarter GDP growth, released after the reporting period ended, was 4.6%, suggesting this recovery has some resilience as it continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period. PMI peaked in August 2014, with a reading of 59.0, representing its highest reading since March 2011 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market continues to improve. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.7%. Unemployment then fell to 6.3% in April, where it remained in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014, but again fell to 6.1% in August 2014. Falling unemployment during the reporting period was partially due to a decline in the workforce participation rate, which was 62.8% in August 2014, equaling its lowest level since 1978.

Western Asset Managed Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next five meetings (January, March, April, June and July 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on September 17, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in October, it will buy a total of $15 billion per month ($5 billion per month of agency MBS and $10 billion per month of longer-term Treasuries). The Fed also said “it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.33%. It fell as low as 0.32% on March 3, 2014, and was as high as 0.56% on July 30, 2014, before ending the period at 0.48%. The yield on the ten-year Treasury began the period at 2.66%. It fell as low as 2.34% on August 15, 2014 and August 28, 2014, peaked at 2.82% on April 2, 2014, and ended the period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. While there were several periods of weakness, the spread sectors generated positive results during the reporting period. The majority of spread sectors modestly declined in March, as interest rates moved higher. The spread sectors then generated positive results from April through June as investor demand improved. They then largely declined in July as rates again rose amid largely positive economic news. However, the reporting period ended on a positive note as the spread sectors posted positive returns in August.

IV	Western Asset Managed Municipals Fund

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended August 31, 2014. Over that period, the Barclays Municipal Bond Indexv and the Barclays U.S. Aggregate Indexvi gained 4.19% and 2.74%, respectively.

Performance review

For the six months ended August 31, 2014, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 5.40%. The Fund’s unmanaged benchmark, the Barclays Municipal Bond Index, returned 4.19% for the same period. The Lipper General & Insured Municipal Debt Funds Category Average1 returned 4.62% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[2]	5.43%
Class A	5.40%
Class B3	5.01%
Class C	5.04%
Class I	5.44%
Barclays Municipal Bond Index	4.19%
Lipper General & Insured Municipal Debt Funds Category Average[1]	4.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 269 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

The 30-Day SEC Yields for the period ended August 31, 2014 for Class 1, Class A, Class B, Class C and Class I shares were 3.53%, 3.32%, 2.88%, 2.89% and 3.56%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2014, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.63%, 0.66%, 1.26%, 1.23% and 0.61%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.60% for Class I shares. In addition, the total annual operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Managed Municipals Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Managed Municipals Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2014 and February 28, 2014 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2014 and held for the six months ended August 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	5.43%	$1,000.00	$1,054.30	0.64%	$3.31	Class 1	5.00%	$1,000.00	$1,021.98	0.64%	$3.26
Class A	5.40	1,000.00	1,054.00	0.67	3.47	Class A	5.00	1,000.00	1,021.83	0.67	3.41
Class B	5.01	1,000.00	1,050.10	1.28	6.61	Class B	5.00	1,000.00	1,018.75	1.28	6.51
Class C	5.04	1,000.00	1,050.40	1.24	6.41	Class C	5.00	1,000.00	1,018.95	1.24	6.31
Class I	5.44	1,000.00	1,054.40	0.58	3.00	Class I	5.00	1,000.00	1,022.28	0.58	2.96

2	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

[1]	For the six months ended August 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.0%
Alabama — 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,012,596
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,237,624
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,928,905
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,696,560
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,916,682
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,990,048
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,549,240
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	16,030,000	17,914,006
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	7,901,136
Convertible CAB	0.000%	10/1/50	81,900,000	49,760,802	(a)
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,223,760	(a)
Subordinated Lien Warrants	6.500%	10/1/53	13,800,000	15,834,948
Total Alabama				108,966,307
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,599,771
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,832,500
Total Alaska				13,432,271
Arizona — 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,780,586
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	528,925	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,175,720
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	985,975
Total Arizona				19,471,206
California — 20.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,681,500
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,589,140
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.300%	4/1/27	40,000,000	40,301,600	(a)(c)

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco Bay Area	5.000%	4/1/34	$15,000,000	$17,084,550
San Francisco Bay Area	5.000%	4/1/39	10,000,000	11,553,900	(d)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	50,644,298	(d)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,257,666
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,097,201
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,454,060
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,634,310
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,828,660	(e)
Home Mortgage	5.500%	8/1/38	4,615,000	4,754,696
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,104,137
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,860,724
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,467,500
California State, GO	0.939%	12/3/18	14,000,000	14,218,540	(a)(c)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,925,105
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,202,200
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,200,306
John Muir Health	5.000%	8/15/36	4,305,000	4,482,366
John Muir Health	5.125%	7/1/39	7,280,000	7,976,696
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,436,368
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,396,475
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,420,560
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,941,899
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,831,400
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,018,391
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,294,761
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,251,460
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,040,075
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,607,988
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,473,434

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	$53,500,000	$74,914,980
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	124,890,014
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,447,958
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	17,033,550
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,486,650	(d)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,420
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,642,878
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,696,665
Senior Lien	5.750%	6/1/48	3,700,000	4,156,025
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,487,805
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,360,512
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,364,480
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,703,500
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,450,797
PFC, Grant	6.000%	7/1/39	29,130,000	32,409,164
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,189,625
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	17,085,900
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,589,000
Arrowhead Project	5.250%	8/1/26	5,000,000	5,393,650
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,762,995
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,817,854
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,122,139
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,099,975
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	30,315,384
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	39,021,120
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,347,300

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	$2,475,000	$2,810,808
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,639,258
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,802,325
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,456,280
Total California				885,530,977
Colorado — 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,268,680
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,647,767
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,131,109
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,155,300
Poudre Valley Health Care	5.000%	3/1/25	500,000	509,485
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,938,840
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,041,327
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	61,557,300
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,530,100
Total Colorado				102,779,908
Connecticut — 0.8%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	345,000	345,024	(e)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,689,478
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,443,026
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,366,463
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,244,055
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	18,485,100	(d)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	7.093%	7/1/31	7,095,589	1,631,986
Total Connecticut				37,205,132
Delaware — 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,218,337
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	8,040,000	8,176,600
Total Delaware				9,394,937
District of Columbia — 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,615,040

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	$5,000,000	$5,442,300
Total District of Columbia				14,057,340
Florida — 8.9%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,265,768
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	415,000	431,899	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,485,700
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,035,635
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,391,000
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	34,194,000
Coastal	5.000%	6/1/19	30,000,000	34,832,700
Coastal	5.000%	6/1/20	20,000,000	23,452,000
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,533,504
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,818,025
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,330,000	1,330,266
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	90,000	96,567
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	1,955,000	1,976,329
Florida Housing Finance Corp. Revenue, Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	2,120,000	2,228,183
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,056,580
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	300,000	301,782	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,003,540	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,366,000
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,344,381
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,513,980
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,113,230
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,652,310
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,112,100	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,598,025	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,646,689
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,517,273
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,182,400

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	$10,000,000	$10,613,700
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,661,710
AGC	5.250%	2/1/27	5,500,000	6,088,720
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,312,550	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,452,120
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,661,560
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,221,740
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	6,960,000	6,853,025	(e)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,181,380
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,099,240
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,125,655
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,351,700
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	275,000	275,225	(e)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,134,859
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	1,281,000	(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	974,057	418,844	(g)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,672,950
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,082,294
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,119,395
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,617,272	(f)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,541,348	(d)
AMBAC	5.200%	10/1/22	1,705,000	1,936,795
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	544,820
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,150,930
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	675,000	720,988	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,003,820	(d)
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,105,093

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Utility Revenue, NATL	5.250%	10/1/23	$1,000,000	$1,002,890
Total Florida				389,711,489
Georgia — 5.0%
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	876,250
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	60,473,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,620,776
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,248,830
NATL, FGIC	5.500%	11/1/19	1,000,000	1,200,570
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,737,500
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,137,240
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	18,080,258
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,108,300
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,720,400
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,748,600
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	685,915
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,531,350
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	7,194,070
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,662,350
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,960,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	195,000	219,695
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	577,160
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,000,000	(e)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	549,675
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,881,990
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,099,630
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,464,808
Total Georgia				218,779,667

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 2.8%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	$23,160,000	$26,074,223
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,311,340
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,468,140
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,135,120
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	31,603,512
Memorial Health System	5.500%	4/1/39	12,000,000	12,740,160
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	2,931,109	(h)
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,310,000	1,313,865
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick	5.000%	6/15/50	4,500,000	4,720,455
McCormick Project	5.250%	6/15/50	9,305,000	9,879,677
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,262,851
Total Illinois				122,440,452
Indiana — 1.4%
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,547,960
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,298,460
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,633,968	(e)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,307,300	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,340,606
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883	(g)
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	564,247	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,059,400
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,665,800	(e)
Total Indiana				61,435,624
Iowa — 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,624,048
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	38,198,611
Total Iowa				57,822,659

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — 0.8%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	$4,000,000	$4,518,000
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,243,900
Kentucky State Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,574,110
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,281,650
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,090,086
Total Kentucky				35,707,746
Louisiana — 0.6%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	980,000	1,013,800
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,018,080
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,771,100
Total Louisiana				25,802,980
Maryland — 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	11,850,000	12,543,817
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,529,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,160,225
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,257,800
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,076,725
Lifebridge Health	6.000%	7/1/41	1,500,000	1,735,680
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,639,540
Total Maryland				69,943,387
Massachusetts — 2.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,903,240
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,273,308
Boston University	5.700%	10/1/40	13,105,000	15,295,894
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,111,910

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Milford Regional Medical Center	5.750%	7/15/43	$1,500,000	$1,640,310
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,554,046
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,143,440
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,945,160
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,107,570
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,656,060
Suffolk University	5.750%	7/1/39	17,500,000	19,046,825	(d)
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,954,862
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	590,000	600,478
Massachusetts State, GO	0.530%	2/1/16	13,325,000	13,359,912	(a)
Massachusetts State, GO:
Consolidated Loan	0.500%	9/1/15	18,665,000	18,689,638	(a)
Consolidated Loan	0.570%	9/1/16	4,000,000	4,013,880	(a)
Total Massachusetts				129,296,533
Michigan — 4.2%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,413,630
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,136,163
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,161,190
AGM	6.250%	7/1/36	10,000,000	10,894,500
NATL	5.000%	7/1/30	7,000,000	7,003,010
Senior Lien, NATL	5.000%	7/1/34	1,700,000	1,700,748
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,207,915
Facilities Program	6.000%	10/15/38	20,500,000	23,872,250
Facilities Program	5.250%	10/15/47	4,100,000	4,594,419
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	16,045,260
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/34	4,930,000	5,041,073	(i)
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	6,865,499	(i)
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,050,636	(i)
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,807,757
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,735,331

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	$2,500,000	$2,631,750
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	2,425,000	2,554,641
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,335,400	(a)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	31,043,520	(d)(j)
Total Michigan				185,094,692
Minnesota — 0.5%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,587,012
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	9,070,179
Total Minnesota				21,657,191
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,611,580
Missouri — 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,045,445
Kansas City, MO, IDA Revenue:
Downtwon Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,287,804	(b)
Downtwon Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,088,802
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,182,350
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	32,266,500
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,005,425
Total Missouri				59,876,326
Nevada — 0.5%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,451,402
New Hampshire — 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,900,000	4,162,587
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	3,300,000	3,508,098
Total New Hampshire				7,670,685
New Jersey — 8.5%
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,171,368

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction	5.250%	12/15/33	$12,500,000	$13,714,125
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,920,010
Catholic Health East	4.750%	11/15/29	5,000,000	5,382,800
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,652,375
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,124,351
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	21,170,000	21,734,392	(e)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,259,200	(e)
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,712,525	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,616,865	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,073,100	(e)
Refunding	6.875%	1/1/37	13,110,000	13,330,903	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	7,000,000	7,120,960
School Facilities Construction	1.650%	3/1/28	20,000,000	19,544,000	(a)
School Facilities Construction	5.000%	3/1/29	10,000,000	11,078,200
School Facilities Construction, SIFMA	1.600%	9/1/27	22,065,000	21,571,627	(a)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,003,460
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,112,046	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,567,500
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,653,648
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	3,770,000	4,209,092
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,603,050
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	51,040,000	54,913,936	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	5,585,000	5,792,539
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	15,324,702
Transportation System	5.875%	12/15/38	30,000,000	35,108,400
New Jersey State Turnpike Authority Revenue	0.670%	1/1/17	11,000,000	11,012,870	(a)(c)
New Jersey State Turnpike Authority Revenue	0.600%	1/1/18	30,000,000	30,020,100	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Turnpike Authority Revenue	0.730%	1/1/18	$10,000,000	$10,013,800	(a)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,828,640
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,927,169
Total New Jersey				371,097,753
New Mexico — 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,655,000	2,736,535
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	1,020,000	1,089,044	(e)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,271,900
Total New Mexico				21,097,479
New York — 3.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,800,000	23,639,616
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,639,020
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	12,144,600
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,529,760
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,231,400
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,692,580
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,697,140
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,796,150
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	39,146,800
New York, NY, GO	5.000%	8/1/22	10,000,000	12,046,200
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,025,000	1,024,990	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,277,440
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,212,200
Total New York				166,077,896
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,658,528
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,188,660
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,609,080

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Carolinas Healthcare System	5.250%	1/15/42	$5,000,000	$5,477,200
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,097,270
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,699,528	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,160,100
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,057,145
Total North Carolina				63,947,511
Ohio — 0.9%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,318,525
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,690,000	2,693,793
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	640,000	640,902
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,868,800
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,611,554
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,213,265	(a)(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	885,000	936,649
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,305,320	(a)(c)
Total Ohio				41,588,808
Oklahoma — 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,395,460
Oregon — 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,003,780	(d)
Providence Health Systems	5.250%	10/1/20	1,000,000	1,003,780	(d)
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,932,102
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,040,847
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,939,600
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	710,316	(e)
Total Oregon				30,630,425

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 3.1%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	$8,800,000	$9,988,088
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	17,044,950
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,041,232	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,290,645
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,336,600
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,329,400
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,010,000	4,176,535
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,263,850	(a)(c)
Shipping Port	3.375%	7/1/15	20,000,000	20,359,200	(a)(c)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,895,140
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,298,791
Student Association Inc. Project	6.750%	9/1/32	985,000	986,054
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,093,370
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,157,820
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,044,210
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,258,260
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,221,670
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,843,290
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	820,000	934,800	(b)
Total Pennsylvania				137,563,905
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	42,680,000	34,047,970
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	18,045,000	14,114,799
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	3,381,030
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,861,149
Total Puerto Rico				53,404,948
Rhode Island — 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,285,533

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — continued
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	$5,460,000	$6,073,158
Total Rhode Island				9,358,691
South Carolina — 0.6%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	719,573	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	838,826
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,078,550
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,704,070
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,471,482
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,958,600
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,002,432
Total South Carolina				24,773,533
Tennessee — 1.7%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,438,887
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,257,860
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	3,735,000	3,753,451
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,512,230
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,501,900
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,626,609
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,063,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,847,458
Total Tennessee				74,001,795
Texas — 8.9%
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	3,747,450	(a)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,146,140
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,004,750	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.100%	6/1/24	5,685,000	5,713,368	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	35,407,580

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	$2,000,000	$2,552,560	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,144,660
Deer Park Refining Project	5.000%	2/1/23	44,000,000	47,969,240
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,409,200
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,432,810
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,359,101
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,316,320	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,717,207
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,075,540
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,300,720
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,304,300
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,111,835
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	72,071,459
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,223,800
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,987,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,574,020
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,919,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,323,300
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,823,000
Total Texas				389,635,160
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,254,520
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	147,972	(b)
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.238%	12/3/35	6,100,000	6,132,330	(a)(e)

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.6%
Pittsylvania County, VA, GO	5.750%	2/1/30	$5,000,000	$5,851,800
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,560,245
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	7,225,000	7,890,423
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,201,780	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,377,800	(e)
Total Virginia				25,882,048
Washington — 0.9%
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,968,883	(d)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,744,655
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	281,030
Total Washington				37,994,568
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,398,900
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,430,864
United Health Systems	5.500%	6/1/39	4,000,000	4,362,920
Total West Virginia				14,192,684
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,766,938	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,021,410
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,500,908
Children’s Hospital	5.375%	8/15/37	2,800,000	3,094,812
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,134,284
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,113,690
Total Wisconsin				36,632,042
Wyoming — 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,290,520
Total Investments before Short-Term Investments (Cost — $3,651,957,606)				4,123,240,539

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 5.2%
California — 0.2%
California Statewide CDA Revenue, Kaiser Permanente	0.030%	4/1/46	$5,500,000	$5,500,000	(k)(l)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.060%	3/15/32	500,000	500,000	(e)(f)(k)(l)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.030%	7/1/30	1,400,000	1,400,000	(k)(l)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.020%	7/1/35	1,100,000	1,100,000	(k)(l)
Total California				8,500,000
Florida — 0.2%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.070%	6/1/48	300,000	300,000	(e)(k)(l)
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	0.040%	11/15/33	1,200,000	1,200,000	(k)(l)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.100%	8/1/18	100,000	100,000	(e)(k)(l)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	3,500,000	3,500,000	(k)(l)
NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	2,500,000	2,500,000	(k)(l)
Total Florida				7,600,000
Georgia — 0.0%
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.100%	12/1/27	500,000	500,000	(e)(k)(l)
Illinois — 0.1%
Illinois Finance Authority Revenue, University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.020%	8/1/44	500,000	500,000	(k)(l)
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.040%	8/15/42	2,800,000	2,800,000	(k)(l)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	1,882,000	1,882,000	(k)(l)
Total Illinois				5,182,000
Indiana — 0.2%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.040%	2/1/37	7,000,000	7,000,000	(k)(l)
Massachusetts — 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.030%	7/1/27	800,000	800,000	(k)(l)
Minnesota — 0.2%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	7,100,000	7,100,000	(k)(l)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.0%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.040%	11/1/35	$1,100,000	$1,100,000	(k)(l)
Missouri — 0.1%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.040%	10/1/24	3,600,000	3,600,000	(k)(l)
Nevada — 0.4%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	9,100,000	9,100,000	(k)(l)
Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	7,060,000	7,060,000	(k)(l)
Total Nevada				16,160,000
New Hampshire — 0.1%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.180%	11/1/20	5,200,000	5,200,000	(e)(k)(l)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-Wells Fargo Bank N.A.	0.030%	7/1/33	3,700,000	3,700,000	(k)(l)
New York — 1.8%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.030%	12/1/29	1,000,000	1,000,000	(k)(l)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	1,445,000	1,445,000	(k)(l)
LIQ-Dexia Credit Local	0.230%	4/1/35	5,700,000	5,700,000	(k)(l)
SPA-Dexia Credit Local	0.200%	8/1/28	12,650,000	12,650,000	(k)(l)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.030%	5/1/18	6,500,000	6,500,000	(k)(l)
New York City, NY, MFA, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.200%	6/15/32	2,975,000	2,975,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	5,800,000	5,800,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.040%	8/1/31	8,800,000	8,800,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	2,100,000	2,100,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	2,575,000	2,575,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/31	850,000	850,000	(k)(l)
New York City Recovery Project Revenue, LIQ-JPMorgan Chase	0.030%	11/1/22	2,500,000	2,500,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	10,150,000	10,150,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	$3,500,000	$3,500,000	(k)(l)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	2,700,000	2,700,000	(k)(l)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	1,435,000	1,435,000	(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	7,730,000	7,730,000	(k)(l)
Total New York				78,410,000
North Carolina — 1.0%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.040%	7/1/39	3,215,000	3,215,000	(k)(l)
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.040%	6/1/33	5,485,000	5,485,000	(k)(l)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.040%	7/1/36	2,100,000	2,100,000	(k)(l)
SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	3,700,000	3,700,000	(k)(l)
North Carolina Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.050%	11/1/34	600,000	600,000	(k)(l)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	6,700,000	6,700,000	(k)(l)
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	2,200,000	2,200,000	(k)(l)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	22,200,000	22,200,000	(k)(l)
Total North Carolina				46,200,000
Oklahoma — 0.0%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.030%	1/1/28	400,000	400,000	(k)(l)
Oregon — 0.0%
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/41	200,000	200,000	(k)(l)
Pennsylvania — 0.3%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, Series B, SPA-Landesbank Hessen-Thurigen	0.040%	3/1/32	10,600,000	10,600,000	(k)(l)
Mercer County, PA, GO	0.080%	10/1/31	2,300,000	2,300,000	(k)(l)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.060%	4/1/26	2,100,000	2,100,000	(e)(k)(l)
Total Pennsylvania				15,000,000
Texas — 0.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.020%	6/1/29	2,000,000	2,000,000	(k)(l)
Memorial Herman Health System	0.020%	12/1/43	1,800,000	1,800,000	(k)(l)

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.040%	12/1/41	$300,000	$300,000	(k)(l)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.050%	8/1/37	8,900,000	8,900,000	(k)(l)
Total Texas				13,000,000
Vermont — 0.1%
Vermont State Housing Finance Agency Revenue:
AGM	0.070%	5/1/37	3,000,000	3,000,000	(e)(k)(l)
Multiple Purpose, SPA-Bank of New York Mellon	0.070%	11/1/37	2,200,000	2,200,000	(e)(k)(l)
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, TD Bank NA	0.070%	11/1/33	745,000	745,000	(e)(k)(l)
Total Vermont				5,945,000
Virginia — 0.0%
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.020%	6/1/43	1,600,000	1,600,000	(k)(l)
Washington — 0.1%
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	2,300,000	2,300,000	(k)(l)
Multicare Health System, LOC-Barclays Bank PLC	0.050%	8/15/41	235,000	235,000	(k)(l)
Total Washington				2,535,000
Total Short-Term Investments (Cost — $229,732,000)				229,732,000
Total Investments — 99.2% (Cost — $3,881,689,606#)				4,352,972,539
Other Assets in Excess of Liabilities — 0.8%				34,315,165
Total Net Assets — 100.0%				$4,387,287,704

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The coupon payment on these securities is currently in default as of August 31, 2014.

(h)	Illiquid security.

(i)	Security is purchased on a when-issued basis.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Managed Municipals Fund

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset Managed Municipals Fund

SIFMA	— Securities Industry And Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Ratings Table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.7%
AA/Aa	29.1
A	47.2
BBB/Baa	10.8
BB/Ba	2.6
B/B	1.0
A-1/VMIG 1	5.3
NR	2.3
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

August 31, 2014

Assets:
Investments, at value (Cost — $3,881,689,606)	$4,352,972,539
Cash	73,335
Interest receivable	50,868,629
Receivable for securities sold	14,348,724
Receivable for Fund shares sold	3,981,902
Receivable from broker — variation margin on open futures contracts	280,875
Prepaid expenses	132,340
Total Assets	4,422,658,344

Liabilities:
Payable for securities purchased	20,700,828
Payable for Fund shares repurchased	9,228,695
Distributions payable	1,813,470
Investment management fee payable	1,673,208
Service and/or distribution fees payable	814,394
Trustees’ fees payable	19,855
Accrued expenses	1,120,190
Total Liabilities	35,370,640
Total Net Assets	$4,387,287,704

Net Assets:
Par value (Note 7)	$2,609
Paid-in capital in excess of par value	4,083,990,815
Undistributed net investment income	4,248,371
Accumulated net realized loss on investments and futures contracts	(170,763,593)
Net unrealized appreciation on investments and futures contracts	469,809,502
Total Net Assets	$4,387,287,704

Shares Outstanding:
Class 1	1,524,506
Class A	164,432,582
Class B	2,179,897
Class C	44,312,235
Class I	48,431,959

Net Asset Value:
Class 1 (and redemption price)	$16.76
Class A (and redemption price)	$16.81
Class B*	$16.81
Class C*	$16.82
Class I (and redemption price)	$16.84
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.56

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2014

Investment Income:
Interest	$103,307,532

Expenses:
Investment management fee (Note 2)	9,858,404
Service and/or distribution fees (Notes 2 and 5)	4,858,665
Transfer agent fees (Note 5)	1,271,219
Fund accounting fees	156,754
Legal fees	124,806
Registration fees	75,473
Insurance	48,672
Audit and tax fees	42,462
Shareholder reports	36,145
Trustees’ fees	33,638
Custody fees	10,337
Miscellaneous expenses	13,443
Total Expenses	16,530,018
Net Investment Income	86,777,514

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(72,554,039)
Futures contracts	(13,946,604)
Net Realized Loss	(86,500,643)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	223,685,000
Futures contracts	790,893
Change in Net Unrealized Appreciation (Depreciation)	224,475,893
Net Gain on Investments and Futures Contracts	137,975,250
Increase in Net Assets from Operations	$224,752,764

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended August 31, 2014 (unaudited) and the Year Ended February 28, 2014	August 31	February 28

Operations:
Net investment income	$86,777,514	$197,418,159
Net realized gain (loss)	(86,500,643)	35,379,037
Change in net unrealized appreciation (depreciation)	224,475,893	(396,821,341)
Increase (Decrease) in Net Assets From Operations	224,752,764	(164,024,145)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(84,838,464)	(196,100,012)
Decrease in Net Assets From Distributions to Shareholders	(84,838,464)	(196,100,012)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	316,830,209	726,462,015
Reinvestment of distributions	73,887,817	169,486,539
Cost of shares repurchased	(433,673,156)	(2,058,739,462)
Decrease in Net Assets From Fund Share Transactions	(42,955,130)	(1,162,790,908)
Increase (Decrease) in Net Assets	96,959,170	(1,522,915,065)

Net Assets:
Beginning of period	4,290,328,534	5,813,243,599
End of period*	$4,387,287,704	$4,290,328,534
*Includesundistributed net investment income of:	$4,248,371	$2,309,321

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010

Net asset value, beginning of period	$16.22	$17.26	$16.74	$14.94	$15.87	$14.34

Income (loss) from operations:
Net investment income	0.34	0.67	0.68	0.74	0.75	0.77
Net realized and unrealized gain (loss)	0.53	(1.04)	0.52	1.80	(0.93)	1.53
Total income (loss) from operations	0.87	(0.37)	1.20	2.54	(0.18)	2.30

Less distributions from:
Net investment income	(0.33)	(0.67)	(0.68)	(0.74)	(0.75)	(0.77)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.33)	(0.67)	(0.68)	(0.74)	(0.75)	(0.77)

Net asset value, end of period	$16.76	$16.22	$17.26	$16.74	$14.94	$15.87
Total return[5]	5.43%	(2.07)%	7.28%	17.42%	(1.20)%	16.34%

Net assets, end of period (millions)	$26	$25	$30	$30	$29	$34

Ratios to average net assets:
Gross expenses	0.64%[6]	0.63%	0.60%	0.62%	0.62%	0.64%
Net expenses[7,8]	0.64 [6]	0.63	0.52 [9]	0.50 [9]	0.49 [9]	0.49 [9]
Net investment income	4.10 [6]	4.14	4.00	4.73	4.81	5.01

Portfolio turnover rate	1%	22%	10%	14%	43%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to January 1, 2013, the expense limitation did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010

Net asset value, beginning of period	$16.27	$17.31	$16.79	$14.99	$15.92	$14.39

Income (loss) from operations:
Net investment income	0.34	0.67	0.66	0.72	0.73	0.75
Net realized and unrealized gain (loss)	0.53	(1.04)	0.52	1.80	(0.93)	1.53
Total income (loss) from operations	0.87	(0.37)	1.18	2.52	(0.20)	2.28

Less distributions from:
Net investment income	(0.33)	(0.67)	(0.66)	(0.72)	(0.73)	(0.75)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.33)	(0.67)	(0.66)	(0.72)	(0.73)	(0.75)

Net asset value, end of period	$16.81	$16.27	$17.31	$16.79	$14.99	$15.92
Total return[5]	5.40%	(2.08)%	7.14%	17.21%	(1.32)%	16.13%

Net assets, end of period (millions)	$2,764	$2,787	$3,687	$3,527	$3,581	$3,928

Ratios to average net assets:
Gross expenses	0.67%[6]	0.66%	0.65%	0.65%	0.64%	0.64%
Net expenses[7]	0.67 [6]	0.66	0.65	0.65	0.64	0.64
Net investment income	4.07 [6]	4.10	3.87	4.59	4.66	4.86

Portfolio turnover rate	1%	22%	10%	14%	43%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010

Net asset value, beginning of period	$16.28	$17.31	$16.79	$15.02	$15.93	$14.40

Income (loss) from operations:
Net investment income	0.29	0.57	0.56	0.63	0.64	0.66
Net realized and unrealized gain (loss)	0.52	(1.03)	0.52	1.79	(0.93)	1.53
Proceeds from settlement of a regulatory matter	—	—	—	—	0.07	—
Total income (loss) from operations	0.81	(0.46)	1.08	2.42	(0.22)	2.19

Less distributions from:
Net investment income	(0.28)	(0.57)	(0.56)	(0.65)	(0.69)	(0.66)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.28)	(0.57)	(0.56)	(0.65)	(0.69)	(0.66)

Net asset value, end of period	$16.81	$16.28	$17.31	$16.79	$15.02	$15.93
Total return[5]	5.01%	(2.60)%	6.52%	16.50%	(1.46)%[6]	15.47%

Net assets, end of period (millions)	$37	$40	$54	$64	$76	$103

Ratios to average net assets:
Gross expenses	1.28%[7]	1.26%	1.23%	1.26%	1.23%	1.22%
Net expenses[8]	1.28 [7]	1.26	1.23	1.26	1.23	1.22
Net investment income	3.46 [7]	3.51	3.30	3.98	4.06	4.30

Portfolio turnover rate	1%	22%	10%	14%	43%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been (1.92)%. Class B received $453,456 related to this distribution.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010

Net asset value, beginning of period	$16.29	$17.32	$16.80	$15.00	$15.93	$14.40

Income (loss) from operations:
Net investment income	0.29	0.58	0.57	0.63	0.64	0.66
Net realized and unrealized gain (loss)	0.52	(1.03)	0.51	1.80	(0.93)	1.53
Total income (loss) from operations	0.81	(0.45)	1.08	2.43	(0.29)	2.19

Less distributions from:
Net investment income	(0.28)	(0.58)	(0.56)	(0.63)	(0.64)	(0.66)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.28)	(0.58)	(0.56)	(0.63)	(0.64)	(0.66)

Net asset value, end of period	$16.82	$16.29	$17.32	$16.80	$15.00	$15.93
Total return[5]	5.04%	(2.56)%	6.54%	16.55%	(1.88)%	15.49%

Net assets, end of period (millions)	$745	$748	$1,050	$966	$908	$777

Ratios to average net assets:
Gross expenses	1.24%[6]	1.23%	1.21%	1.21%	1.20%	1.20%
Net expenses[7]	1.24 [6]	1.23	1.21	1.21	1.20	1.20
Net investment income	3.50 [6]	3.54	3.31	4.02	4.10	4.28

Portfolio turnover rate	1%	22%	10%	14%	43%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010

Net asset value, beginning of period	$16.30	$17.34	$16.82	$15.01	$15.94	$14.41

Income (loss) from operations:
Net investment income	0.35	0.69	0.68	0.74	0.76	0.77
Net realized and unrealized gain (loss)	0.53	(1.05)	0.52	1.81	(0.94)	1.53
Total income (loss) from operations	0.88	(0.36)	1.20	2.55	(0.18)	2.30

Less distributions from:
Net investment income	(0.34)	(0.68)	(0.68)	(0.74)	(0.75)	(0.77)
Net realized gains	—	—	—	—	(0.00) [4]	—
Total distributions	(0.34)	(0.68)	(0.68)	(0.74)	(0.75)	(0.77)

Net asset value, end of period	$16.84	$16.30	$17.34	$16.82	$15.01	$15.94
Total return[5]	5.44%	(1.98)%	7.28%	17.42%	(1.19)%	16.30%

Net assets, end of period (millions)	$815	$690	$992	$767	$624	$316

Ratios to average net assets:
Gross expenses	0.58%[6]	0.61%	0.51%	0.51%	0.49%	0.49%
Net expenses[7,8]	0.58 [6]	0.57 [9]	0.51 [9]	0.51	0.49	0.49
Net investment income	4.15 [6]	4.19	4.00	4.70	4.81	4.99

Portfolio turnover rate	1%	22%	10%	14%	43%	40%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29, 2012.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,123,240,539	—	$4,123,240,539
Short-term investments†	—	229,732,000	—	229,732,000
Total investments	—	$4,352,972,539	—	$4,352,972,539

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$1,473,431	—	—	$1,473,431

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

40	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expense of Class A and did not exceed 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other

42	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2014, LMIS and its affiliates retained sales charges of $170,501 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$16,345	$14,110	$14,700

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2014, the Fund had accrued $11,839 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$55,262,483
Sales	307,492,094

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$491,122,829
Gross unrealized depreciation	(19,839,896)
Net unrealized appreciation	$471,282,933

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	1,498	12/14	$208,387,007	$209,860,438	$(1,473,431)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2014.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,473,431

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(13,946,604)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$790,893

During the six months ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$189,477,688

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$280,875	—	$280,875

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

44	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and Class C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$20,848
Class A	$2,108,791	616,703
Class B	125,080	30,033
Class C	2,624,794	222,292
Class I	—	381,343
Total	$4,858,665	$1,271,219

6. Distributions to shareholders by class

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Net Investment Income:
Class 1	$512,219	$1,101,342
Class A	55,903,735	128,030,656
Class B	648,202	1,571,642
Class C	12,792,641	30,875,314
Class I	14,981,667	34,521,058
Total	$84,838,464	$196,100,012

7. Shares of beneficial interest

At August 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2014		Year Ended February 28, 2014
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	2,958	$46,214
Shares issued on reinvestment	30,962	$512,269	67,887	1,101,316
Shares repurchased	(61,963)	(1,020,040)	(234,785)	(3,800,302)
Net decrease	(31,001)	$(507,771)	(163,940)	$(2,652,772)

Western Asset Managed Municipals Fund 2014 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2014		Year Ended February 28, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,568,989	$125,264,090	18,341,838	$300,785,304
Shares issued on reinvestment	3,113,413	51,679,970	7,234,072	117,855,497
Shares repurchased	(17,541,952)	(290,365,596)	(67,254,412)	(1,091,876,313)
Net decrease	(6,859,550)	$(113,421,536)	(41,678,502)	$(673,235,512)

Class B
Shares sold	4,638	$76,672	9,875	$162,777
Shares issued on reinvestment	35,852	594,994	87,425	1,423,424
Shares repurchased	(297,636)	(4,923,141)	(775,840)	(12,644,119)
Net decrease	(257,146)	$(4,251,475)	(678,540)	$(11,057,918)

Class C
Shares sold	1,612,595	$26,702,867	3,910,761	$64,604,729
Shares issued on reinvestment	604,160	10,034,561	1,459,179	23,787,624
Shares repurchased	(3,820,621)	(63,157,249)	(20,087,685)	(325,241,419)
Net decrease	(1,603,866)	$(26,419,821)	(14,717,745)	$(236,849,066)

Class I
Shares sold	9,921,356	$164,786,580	22,092,961	$360,862,991
Shares issued on reinvestment	665,424	11,066,023	1,550,607	25,318,678
Shares repurchased	(4,479,275)	(74,207,130)	(38,557,335)	(625,177,309)
Net increase (decrease)	6,107,505	$101,645,473	(14,913,767)	$(238,995,640)

8. Capital loss carryforward

As of February 28, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
2/28/2018	$(26,456,127)
2/28/2019	(57,562,287)
$(84,018,414)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $28,688,088 which have no expiration date, must be used first to offset any such gains.

46	Western Asset Managed Municipals Fund 2014 Semi-Annual Report

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/14 SR14-2301

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2014